INDEBTEDNESS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
INDEBTEDNESS	INDEBTEDNESS
Perceptive Credit Facility
On June 30, 2020, the Close Date, the Company entered into a Credit Agreement and Guaranty, or Perceptive Credit Facility, with Perceptive Credit Holdings III, LP, as administrative agent and lender with a syndicate of other lenders, collectively Perceptive. The Perceptive Credit Facility, as amended, consists of a secured term loan facility in an aggregate amount of up to $50,000, which will be made available under the following three tranches: (i) Tranche 1 - $30,000, available at the Closing Date; (ii) Tranche 2 - $10,000, available no earlier than December 31, 2021; and (iii) Tranche 3 - $10,000, available no later than December 31, 2021, subject to the Company’s satisfaction of certain business and financial conditions described in the Perceptive Credit Facility.
The Perceptive Credit Facility will bear interest through maturity at a variable rate based upon the one-month LIBOR rate plus 11.0%, subject to a LIBOR floor of 1.0%. As of September 30, 2021, the interest rate was 12.0%. The Company is required to make interest-only payments until May 31, 2024, after which point the Company will be required to make monthly payments of principal equal to 3.0% of the then outstanding principal until maturity on June 30, 2025, or the Maturity Date. If the Company prepays the loan prior to the Maturity Date, it will be required to pay a prepayment fee guaranteeing Perceptive a 1.5 times return on any prepaid amount. A change of control, which includes a new entity or group owning more than 35.0% of the Company’s voting stock, or prior to an IPO, the failure of the existing holders to own at least 35.0% of the Company’s voting stock, trigger a mandatory prepayment of the term loan. The Company paid issuance costs of $750 in connection with its entry into the Perceptive Credit Facility.
The Company concluded the contingent put options that could require mandatory repayment upon the occurrence of an event of default, change of control and certain other events represent an embedded derivative required to be bifurcated from the debt host instrument and accounted for separately and recorded an embedded debt derivative of $675 as of September 30, 2020 and September 30, 2021. Any changes to the derivative liability in future periods will be recognized as interest and other (expense) income, net in the consolidated statements of operations and comprehensive loss.
The Perceptive Credit Facility is secured by substantially all the assets of the Company, including our intellectual property. The Credit Facility requires the Company to (i) maintain a minimum aggregate cash balance of $5,000 in one or more controlled accounts, (ii) as of the last day of each fiscal quarter commencing with the fiscal quarter ending December 30, 2022, report revenues for the trailing 12-month period that exceed the amounts set forth in the Perceptive Credit Facility which range from $83,409 for the fiscal quarter ending December 31, 2022 to $125,000 for the fiscal quarter ending March 31, 2025 and (iii) on or prior to December 31, 2021, raise additional capital of at least $100,000. The Perceptive Credit Facility contains various affirmative and negative covenants that limit the Company’s ability to engage in specified types of transactions. The Company was in compliance with the covenants under the Perceptive Credit Facility as of September 30, 2021.
On the Closing Date, Perceptive received a warrant certificate exercisable into 775,000 shares of Series C preferred stock, and upon each borrowing date of Tranche 2 or Tranche 3, the Company will become obligated to issue two additional warrants, the Additional Warrants, to Perceptive each to purchase up to 50,000 shares of Series C preferred stock. In the event the Company issued Series D preferred stock, Perceptive had the right to convert the Series C preferred stock warrant into a warrant to purchase Series D preferred stock, and the exercise price shall be automatically adjusted to equal the original per share price for Series D preferred stock. On the Closing Date, the Company issued freestanding Series C preferred stock warrants to Perceptive, which were converted to Series D preferred stock warrants at the time of the Series D funding round. The Series D preferred stock warrants are exercisable for 1,012,672 shares of Series D preferred stock. The Series D preferred stock warrants have an exercise price of $5.51 per share and expire in 2030. The Company estimated the fair value of the Series D preferred stock warrants at issuance to be $1,803. The warrant is exercisable at any time prior to the ten-year anniversary of the Closing Date of the Perceptive Credit Facility. At issuance, the Company determined that the warrant is liability-classified and would be remeasured at fair value each reporting period, with changes in fair value recorded in the consolidated statements of operations and comprehensive loss. The Additional Warrants, when and if issued, shall be issued as warrants to purchase 65,333 shares of Series D-1 preferred stock. On June 11, 2021, Perceptive agreed to the conditional exercise of the 1,012,672 Series D warrants at $5.51 per share subject to and in connection with the closing of the business combination agreement more fully described in Note 1. On November 30, 2021, Perceptive net exercised 1,012,672 Series D warrants based on a per share price of $9.87 per share, the THMA, closing price on June 22, 2021.
As of September 30, 2021, the Company received proceeds of $28,500, net of fees and expenses of $1,500. The outstanding balance of the Perceptive Credit Facility was:

Perceptive Credit Facility	September 30, 2021
Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,180)
Net carrying amount	$26,820
Future minimum payments, including contractual interest, under the Perceptive Credit Facility as of September 30, 2021 are as follows:

Year ended December 31,	Amounts
Remainder of 2021	$920
2022	3,650
2023	3,650
2024	10,603
2025 and thereafter	24,039
Total	$42,862
Less:
Interest payable	(12,862)
Unamortized debt issuance costs	(3,180)
Current portion of long-term debt	(26,820)
Long-term debt	$—
SVB Term Loan (Extinguished June 30, 2020)
On June 30, 2020, using the proceeds from the Perceptive Credit Facility, the Company paid the then outstanding principal of $14,889, outstanding interest, a termination fee of $169 and a final payment amount of $1,080, which was equal to 6.75% of all amounts borrowed under the term loan on its then existing loan and security agreement with Silicon Valley Bank, or SVB, or the SVB Term Loan resulting in a loss on extinguishment of debt of $998.
As part of entering into the amendments to the SVB Term Loan in 2019 and 2018, the Company issued warrants to purchase 17,019 and 28,486 shares of common stock, respectively, at an exercise price of $1.60 and $1.05 per share, respectively, in cash or pursuant to the net exercise provisions of the warrants. The Company estimated the fair value of the warrants at issuance to be $27 and $29, respectively, using the Black Scholes option-pricing model. The warrants expire on June 28, 2029 and June 8, 2028, respectively. In addition, in connection with a borrowing in 2020 the Company issued warrants to purchase 35,817 shares of common stock at an exercise price of $1.60 per share in cash or pursuant to the net exercise provisions of the warrants. The Company estimated the fair value of the warrants at issuance to be $57, using the Black Scholes option-pricing model. The warrants expire on April 29, 2030. As of September 30, 2021, the warrants had not yet been exercised and remain outstanding. The warrants are automatically exercised through cashless exercise if not exercised prior to the expiration date. In addition, in 2016 with the initial SVB Term Loan, the Company granted the lender a Series A preferred stock warrant which is exercisable for 32,711 shares of Series A preferred stock. The exercise price of the Series A preferred stock warrant is $0.9171 per share and the Series A preferred stock warrant expires on December 22, 2026. On July 9, 2021, SVB agreed to the conditional exercise of the 32,711 Series A warrants at $0.9171 and 28,486 and 52,836 of the common stock warrants at $1.05 and $1.60 per share, respectively subject to and in connection with the closing of the business combination agreement more fully described in Note 14. On December 1, 2021, in connection with the Merger, SVB elected to net exercise based on a per share price of $9.89 per share THMA, the closing price on June 22, 2021.	INDEBTEDNESS
Perceptive Credit Facility
On June 30, 2020, the Closing Date, the Company entered into a Credit Agreement and Guaranty, or Perceptive Credit Facility, with Perceptive Credit Holdings III, LP, as administrative agent and lender with other lenders that may be added, collectively Perceptive. The Perceptive Credit Facility, as amended, consists of a secured term loan facility in an aggregate amount of up to $50,000, which will be made available under the following three tranches: (i) Tranche 1—$30,000, available at the Closing Date; (ii) Tranche 2—$10,000 available no later than December 31, 2021; and (iii) Tranche 3—$10,000, available no later than December 31, 2021, subject to the Company’s satisfaction of certain business and financial conditions described in the Perceptive Credit Facility.
The Perceptive Credit Facility will bear interest through maturity at a variable rate based upon the one-month LIBOR rate plus 11.0%, subject to a LIBOR floor of 1.0%. As of December 31, 2020, the interest rate was 12.0%. The Company is required to make interest-only payments until May 31, 2024, after which point the Company will be required to make monthly payments of principal equal to 3.0% of the then outstanding principal until maturity on June 30, 2025, or the Maturity Date. If the Company prepays the loan prior to the Maturity Date, it will be required to pay a prepayment fee guaranteeing Perceptive a 1.5 times return on any prepaid amount. A change of control, which includes a new entity or group owning more than 35.0% of the Company’s voting stock, or prior to an initial public offering, the failure of the existing holders to own at least 35.0% of the Company’s voting stock, triggers a mandatory prepayment of the term loan. The Company paid issuance costs of $750 in connection with its entry into the Credit Agreement.
The Company concluded the contingent put options that could require mandatory repayment upon the occurrence of an event of default, change of control and certain other events represent an embedded derivative required to be bifurcated from the debt host instrument and accounted for separately and recorded an embedded debt derivative of $675 as of June 30, 2020 and December 31, 2020. Any changes to the derivative liability in future periods will be recognized as interest and other (expense) income, net in the consolidated statements of operations and comprehensive loss.
The Perceptive Credit Facility is secured by substantially all the assets of the Company, including our intellectual property. The Credit Facility requires the Company to (i) maintain a minimum aggregate cash balance of $5,000 in one or more controlled accounts, (ii) as of the last day of each fiscal quarter commencing with the fiscal quarter ending December 31, 2022, report revenues for the trailing 12-month period that exceed the amounts set forth in the Amended Perceptive Credit Agreement which range from $83,409 for the fiscal quarter ending December 31, 2022 to $125,000 for the fiscal quarter ending March 31, 2025 and (iii) on or prior to December 31, 2021, raise additional capital of at least $100,000. The Perceptive Credit Facility contains various affirmative and negative covenants that limit the Company’s ability to engage in specified types of transactions. In connection with the pending Plan of Merger (See Note 16) the Company delayed the issuance of its annual audited financial statements for the period ended December 31, 2020 and 2019 and entered into various waivers to provide such financials by April 30, 2021. The Company was in compliance with the covenants under the Amended Perceptive Credit Agreement as of December 31, 2020.
On the Closing Date, Perceptive received a warrant certificate exercisable into 775,000 shares of Series C preferred stock, and upon each borrowing date of Tranche 2 or Tranche 3, the Company will become obligated to issue two additional warrants, the Additional Warrants, to Perceptive each to purchase up to 50,000 shares of Series C preferred stock. In the event the Company issued Series D preferred stock, Perceptive has the right to convert the Series C preferred stock warrant into a warrant to purchase Series D preferred stock, and the exercise price shall be automatically adjusted to equal the original per share price for Series D preferred stock. On the Closing Date, the Company issued freestanding Series C preferred stock warrants to Perceptive, which were converted to Series D preferred stock warrants at the time of the Series D funding round. The Series D preferred stock warrants are exercisable for 1,012,672 shares of Series D preferred stock. The Series D preferred stock warrants have an exercise price of $5.51 per share and expire in 2030. The Company estimated the fair value of the Series D preferred stock warrants at issuance to be $1,803. The warrant is exercisable at any time prior to the ten-year anniversary of the Closing Date of the Credit Agreement. At issuance, the Company determined that the warrant is liability-classified and would be remeasured at fair value each reporting period, with changes in fair value recorded in the consolidated statements of operations and comprehensive loss. The Additional Warrants, when and if issued, shall be issued as warrants to purchase 65,333 shares of Series D-1 preferred stock.
As of December 31, 2020, the Company received proceeds of $28,500, net of fees and expenses of $1,500. The outstanding balance of the Perceptive Credit Facility as of December 31, 2020 was:

Principal	$30,000
Less: Debt issuance costs and discount at issuance	(3,655)
Net carrying amount	$26,345
Future minimum payments, including contractual interest, under the Perceptive Credit Facility as of December 31, 2020 are as follows:

Years Ended December 31,	Amounts
2021	$3,650
2022	3,650
2023	3,650
2024	10,603
2025 and thereafter	24,039
Total	$45,592
Less:
Interest payable	$(15,592)
Unamortized issuance costs	(3,655)
Current portion of long-term debt	(26,345)
Long-term debt	$—
SVB Term Loan (Extinguished June 30, 2020)
On June 30, 2020, using the proceeds from the Perceptive Credit Facility, the Company paid the then outstanding principal of $14,889, outstanding interest, a termination fee of $169 and a final payment amount of $1,080, which was equal to 6.75% of all amounts borrowed on its then existing loan and security agreement with Silicon Valley Bank, or SVB, or the SVB Term Loan, resulting in a loss on extinguishment of debt of $998.
As part of entering into the amendments to the SVB Term Loan in 2020 and 2019, the Company issued warrants to purchase 35,817 and 17,019 shares of common stock, respectively, at an exercise price of $1.60 per share, in cash or pursuant to the net exercise provisions of the warrants. The warrants are automatically exercised through cashless exercise if not exercised prior to the expiration date. The Company estimated the fair value of the warrants at issuance to be $57 and $27, respectively, using the Black Scholes option-pricing model. As of December 31, 2020, the warrants had not yet been exercised and remain outstanding. The warrants expire on June 28, 2029 and June 8, 2028, respectively.
In addition, in 2016 with the initial SVB Term Loan, the Company granted the lender a Series A preferred stock warrant which is exercisable for 32,711 shares of Series A preferred stock. The exercise price of the Series A preferred stock warrant is $0.9171 per share and the Series A preferred stock warrant expires on December 22, 2026. The fair value of the Series A preferred stock warrant was $54 at December 31, 2020.